UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            October 11, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               29
                                                  -----------------------

Form 13F Information Table Value Total:            141742.17(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100      8214.58    338606             SOLE                    338606
Alpha Natural Resources      COM              02076X102       292.37      7105             SOLE                      7105
Amern Tower Corp Class A     CL A             029912AF9      7077.47    138070             SOLE                    138070
Apple Computer Inc           COM              037833100       391.29      1379             SOLE                      1379
Bank Of America Corp         COM              060505104      1484.45    113295             SOLE                    113295
Berkshire Hathaway Cl B      CL B             084670207       890.38     10769             SOLE                     10769
Cenovus Energy Inc           COM              15135U109      6759.94    234965             SOLE                    234965
Chevrontexaco Corp           COM              166764100       301.91      3725             SOLE                      3725
Chimera Investment Corp      COM              16934Q109        54.65     13835             SOLE                     13835
Citigroup Inc                COM              172967101      1952.67    499405             SOLE                    499405
Companhia Vale Do Adr        ADR              91912E105     10340.05    330670             SOLE                    330670
Encana Corporation           COM              292505104      5951.41    196871             SOLE                    196871
Exxon Mobil Corporation      COM              30231G102       357.76      5790             SOLE                      5790
Gencor Industries Inc        COM              368678108       121.38     17000             SOLE                     17000
Gramercy Capital Corp        COM              384871109       698.70    502665             SOLE                    502665
Metlife Inc                  COM              59156R108      6728.71    174999             SOLE                    174999
National Oilwell Varco       COM              637071101      9938.42    223486             SOLE                    223486
Newcastle Investment Cp      COM              65105M108      2360.17    761346             SOLE                    761346
Posco Adr                    SPON ADR         693483109     10229.82     89751             SOLE                     89751
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      9304.78    314457             SOLE                    314457
Prudential Financial Inc     COM              744320102      1259.96     23255             SOLE                     23255
Rentech Inc                  COM              760112102        13.90     14100             SOLE                     14100
S B A Communications Cp      COM              78388J106      7283.02    180720             SOLE                    180720
Sigma Aldrich Corp           COM              826552101       230.65      3820             SOLE                      3820
Sirius Satellite Radio       COM              82967N108        24.48     20400             SOLE                     20400
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     26934.60    847533             SOLE                    847533
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     22056.77    953188             SOLE                    953188
Tivo Inc                     COM              888706108       141.06     15570             SOLE                     15570
W P P Group Plc Adr Newf     ADR              92933H101       346.82      6230             SOLE                      6230

TOTAL 141742.17                                                     $

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